Shareholder Report, Holdings (Details)	Jun. 30, 2024
Oberweis Micro-Cap Fund | Investor Class [Member] | ADMA Biologics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Oberweis Micro-Cap Fund | Investor Class [Member] | Camtek Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Oberweis Micro-Cap Fund | Investor Class [Member] | Blue Bird Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Oberweis Micro-Cap Fund | Investor Class [Member] | Ultra Clean Hldgs., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Oberweis Micro-Cap Fund | Investor Class [Member] | American Superconductor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Oberweis Micro-Cap Fund | Investor Class [Member] | Veeco Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Oberweis Micro-Cap Fund | Investor Class [Member] | CECO Environmental Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Oberweis Micro-Cap Fund | Investor Class [Member] | Primoris Services Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Oberweis Micro-Cap Fund | Investor Class [Member] | ACM Research, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Oberweis Micro-Cap Fund | Investor Class [Member] | Limbach Hldgs., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Oberweis Micro-Cap Fund | Investor Class [Member] | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Oberweis Micro-Cap Fund | Investor Class [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Oberweis Micro-Cap Fund | Investor Class [Member] | Healthcare Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Oberweis Micro-Cap Fund | Investor Class [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Oberweis Micro-Cap Fund | Investor Class [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Oberweis Micro-Cap Fund | Investor Class [Member] | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Oberweis Micro-Cap Fund | Investor Class [Member] | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Oberweis Micro-Cap Fund | Investor Class [Member] | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Oberweis Micro-Cap Fund | Investor Class [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Oberweis Micro-Cap Fund | Investor Class [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Oberweis Micro-Cap Fund | Investor Class [Member] | Equities [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.80%
Oberweis Micro-Cap Fund | Investor Class [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Oberweis Micro-Cap Fund | Institutional Class [Member] | ADMA Biologics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Camtek Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Blue Bird Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Ultra Clean Hldgs., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Oberweis Micro-Cap Fund | Institutional Class [Member] | American Superconductor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Veeco Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Oberweis Micro-Cap Fund | Institutional Class [Member] | CECO Environmental Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Primoris Services Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Oberweis Micro-Cap Fund | Institutional Class [Member] | ACM Research, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Limbach Hldgs., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Healthcare Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Equities [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.80%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Weatherford International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | SharkNinja, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Onto Innovation, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Zeta Global Hldgs. Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Encompass Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Credo Technology Group Hldg. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | SkyWest, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | TransMedics Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Clean Harbors, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Universal Display Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Healthcare Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Healthcare Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Equities [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.80%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Weatherford International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | SharkNinja, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Onto Innovation, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Zeta Global Hldgs. Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Encompass Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Credo Technology Group Hldg. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | SkyWest, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | TransMedics Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Clean Harbors, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Universal Display Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Healthcare Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Healthcare Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Equities [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.80%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Oberweis Global Opportunities Fund | Investor Class [Member] | Weatherford International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Oberweis Global Opportunities Fund | Investor Class [Member] | Onto Innovation, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Oberweis Global Opportunities Fund | Investor Class [Member] | Credo Technology Group Hldg. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Oberweis Global Opportunities Fund | Investor Class [Member] | SkyWest, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Oberweis Global Opportunities Fund | Investor Class [Member] | Clean Harbors, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Oberweis Global Opportunities Fund | Investor Class [Member] | Ashtead Technology Hldgs. PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Oberweis Global Opportunities Fund | Investor Class [Member] | Parsons Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Oberweis Global Opportunities Fund | Investor Class [Member] | Veracyte, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Oberweis Global Opportunities Fund | Investor Class [Member] | Saab AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Oberweis Global Opportunities Fund | Investor Class [Member] | Asics Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Oberweis Global Opportunities Fund | Investor Class [Member] | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Oberweis Global Opportunities Fund | Investor Class [Member] | Healthcare Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Oberweis Global Opportunities Fund | Investor Class [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Oberweis Global Opportunities Fund | Investor Class [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Oberweis Global Opportunities Fund | Investor Class [Member] | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Oberweis Global Opportunities Fund | Investor Class [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Oberweis Global Opportunities Fund | Investor Class [Member] | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Oberweis Global Opportunities Fund | Investor Class [Member] | Trading Co. & Distribution [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Oberweis Global Opportunities Fund | Investor Class [Member] | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Oberweis Global Opportunities Fund | Investor Class [Member] | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Oberweis Global Opportunities Fund | Investor Class [Member] | Equities [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.90%
Oberweis Global Opportunities Fund | Investor Class [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Weatherford International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Onto Innovation, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Credo Technology Group Hldg. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Oberweis Global Opportunities Fund | Institutional Class [Member] | SkyWest, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Clean Harbors, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Ashtead Technology Hldgs. PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Parsons Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Veracyte, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Saab AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Asics Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Healthcare Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Trading Co. & Distribution [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Equities [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.90%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Oberweis China Opportunities Fund | Investor Class [Member] | Taiwan Semiconductor Manufacturing Co. Ltd. ADS [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Oberweis China Opportunities Fund | Investor Class [Member] | Tencent Hldgs. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Oberweis China Opportunities Fund | Investor Class [Member] | Alibaba Group Hldg. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Oberweis China Opportunities Fund | Investor Class [Member] | Meituan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Oberweis China Opportunities Fund | Investor Class [Member] | Trip.com Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Oberweis China Opportunities Fund | Investor Class [Member] | PDD Hldgs. ADS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Oberweis China Opportunities Fund | Investor Class [Member] | Hon Hai Precision Industry Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Oberweis China Opportunities Fund | Investor Class [Member] | PetroChina Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Oberweis China Opportunities Fund | Investor Class [Member] | Tencent Music Entertainment Group ADS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Oberweis China Opportunities Fund | Investor Class [Member] | China Shenhua Energy Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Oberweis China Opportunities Fund | Investor Class [Member] | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Oberweis China Opportunities Fund | Investor Class [Member] | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Oberweis China Opportunities Fund | Investor Class [Member] | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Oberweis China Opportunities Fund | Investor Class [Member] | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Oberweis China Opportunities Fund | Investor Class [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Oberweis China Opportunities Fund | Investor Class [Member] | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Oberweis China Opportunities Fund | Investor Class [Member] | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Oberweis China Opportunities Fund | Investor Class [Member] | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Oberweis China Opportunities Fund | Investor Class [Member] | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Oberweis China Opportunities Fund | Investor Class [Member] | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Oberweis China Opportunities Fund | Investor Class [Member] | Equities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
Oberweis China Opportunities Fund | Investor Class [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Oberweis China Opportunities Fund | Investor Class [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Oberweis China Opportunities Fund | Institutional Class [Member] | Taiwan Semiconductor Manufacturing Co. Ltd. ADS [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Oberweis China Opportunities Fund | Institutional Class [Member] | Tencent Hldgs. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Oberweis China Opportunities Fund | Institutional Class [Member] | Alibaba Group Hldg. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Oberweis China Opportunities Fund | Institutional Class [Member] | Meituan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Oberweis China Opportunities Fund | Institutional Class [Member] | Trip.com Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Oberweis China Opportunities Fund | Institutional Class [Member] | PDD Hldgs. ADS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Oberweis China Opportunities Fund | Institutional Class [Member] | Hon Hai Precision Industry Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Oberweis China Opportunities Fund | Institutional Class [Member] | PetroChina Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Oberweis China Opportunities Fund | Institutional Class [Member] | Tencent Music Entertainment Group ADS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Oberweis China Opportunities Fund | Institutional Class [Member] | China Shenhua Energy Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Oberweis China Opportunities Fund | Institutional Class [Member] | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Oberweis China Opportunities Fund | Institutional Class [Member] | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Oberweis China Opportunities Fund | Institutional Class [Member] | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Oberweis China Opportunities Fund | Institutional Class [Member] | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Oberweis China Opportunities Fund | Institutional Class [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Oberweis China Opportunities Fund | Institutional Class [Member] | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Oberweis China Opportunities Fund | Institutional Class [Member] | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Oberweis China Opportunities Fund | Institutional Class [Member] | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Oberweis China Opportunities Fund | Institutional Class [Member] | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Oberweis China Opportunities Fund | Institutional Class [Member] | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Oberweis China Opportunities Fund | Institutional Class [Member] | Equities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
Oberweis China Opportunities Fund | Institutional Class [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Oberweis China Opportunities Fund | Institutional Class [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Oberweis Emerging Markets Fund | Investor Class [Member] | International Container Terminal Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Oberweis Emerging Markets Fund | Investor Class [Member] | MakeMyTrip Ltd.[Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Oberweis Emerging Markets Fund | Investor Class [Member] | Federal Bank Ltd.[Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Oberweis Emerging Markets Fund | Investor Class [Member] | Park Systems Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Oberweis Emerging Markets Fund | Investor Class [Member] | Medicover AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Oberweis Emerging Markets Fund | Investor Class [Member] | Ennoconn Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Oberweis Emerging Markets Fund | Investor Class [Member] | eMemory Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Oberweis Emerging Markets Fund | Investor Class [Member] | PB Fintech Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Oberweis Emerging Markets Fund | Investor Class [Member] | Classys, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Oberweis Emerging Markets Fund | Investor Class [Member] | E Ink Hldgs., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Oberweis Emerging Markets Fund | Investor Class [Member] | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Oberweis Emerging Markets Fund | Investor Class [Member] | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Oberweis Emerging Markets Fund | Investor Class [Member] | Healthcare Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Oberweis Emerging Markets Fund | Investor Class [Member] | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Oberweis Emerging Markets Fund | Investor Class [Member] | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Oberweis Emerging Markets Fund | Investor Class [Member] | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Oberweis Emerging Markets Fund | Investor Class [Member] | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Oberweis Emerging Markets Fund | Investor Class [Member] | Transportation Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Oberweis Emerging Markets Fund | Investor Class [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Oberweis Emerging Markets Fund | Investor Class [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Oberweis Emerging Markets Fund | Investor Class [Member] | Equities [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.30%
Oberweis Emerging Markets Fund | Investor Class [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Oberweis Emerging Markets Fund | Investor Class [Member] | Other Liabilities less Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Oberweis Emerging Markets Fund | Institutional Class [Member] | International Container Terminal Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Oberweis Emerging Markets Fund | Institutional Class [Member] | MakeMyTrip Ltd.[Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Oberweis Emerging Markets Fund | Institutional Class [Member] | Federal Bank Ltd.[Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Oberweis Emerging Markets Fund | Institutional Class [Member] | Park Systems Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Oberweis Emerging Markets Fund | Institutional Class [Member] | Medicover AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Oberweis Emerging Markets Fund | Institutional Class [Member] | Ennoconn Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Oberweis Emerging Markets Fund | Institutional Class [Member] | eMemory Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Oberweis Emerging Markets Fund | Institutional Class [Member] | PB Fintech Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Oberweis Emerging Markets Fund | Institutional Class [Member] | Classys, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Oberweis Emerging Markets Fund | Institutional Class [Member] | E Ink Hldgs., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Oberweis Emerging Markets Fund | Institutional Class [Member] | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Oberweis Emerging Markets Fund | Institutional Class [Member] | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Oberweis Emerging Markets Fund | Institutional Class [Member] | Healthcare Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Oberweis Emerging Markets Fund | Institutional Class [Member] | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Oberweis Emerging Markets Fund | Institutional Class [Member] | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Oberweis Emerging Markets Fund | Institutional Class [Member] | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Oberweis Emerging Markets Fund | Institutional Class [Member] | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Oberweis Emerging Markets Fund | Institutional Class [Member] | Transportation Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Oberweis Emerging Markets Fund | Institutional Class [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Oberweis Emerging Markets Fund | Institutional Class [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Oberweis Emerging Markets Fund | Institutional Class [Member] | Equities [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.30%
Oberweis Emerging Markets Fund | Institutional Class [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Oberweis Emerging Markets Fund | Institutional Class [Member] | Other Liabilities less Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Oberweis International Opportunities Fund | Investor Class [Member] | Saab AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Oberweis International Opportunities Fund | Investor Class [Member] | Intermediate Capital Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Oberweis International Opportunities Fund | Investor Class [Member] | Kongsberg Gruppen ASA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Oberweis International Opportunities Fund | Investor Class [Member] | Santen Pharmaceutical Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Oberweis International Opportunities Fund | Investor Class [Member] | Glanbia PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Oberweis International Opportunities Fund | Investor Class [Member] | Marks and Spencer Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Oberweis International Opportunities Fund | Investor Class [Member] | Accelleron Industries AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Oberweis International Opportunities Fund | Investor Class [Member] | CTS Eventim AG & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Oberweis International Opportunities Fund | Investor Class [Member] | Arcadis NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Oberweis International Opportunities Fund | Investor Class [Member] | Daiwa Securities Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Oberweis International Opportunities Fund | Investor Class [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Oberweis International Opportunities Fund | Investor Class [Member] | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Oberweis International Opportunities Fund | Investor Class [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Oberweis International Opportunities Fund | Investor Class [Member] | Trading Co. & Distribution [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Oberweis International Opportunities Fund | Investor Class [Member] | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Oberweis International Opportunities Fund | Investor Class [Member] | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Oberweis International Opportunities Fund | Investor Class [Member] | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Oberweis International Opportunities Fund | Investor Class [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Oberweis International Opportunities Fund | Investor Class [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Oberweis International Opportunities Fund | Investor Class [Member] | Information Technology Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Oberweis International Opportunities Fund | Investor Class [Member] | Equities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
Oberweis International Opportunities Fund | Investor Class [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Oberweis International Opportunities Fund | Investor Class [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Oberweis International Opportunities Fund | Institutional Class [Member] | Saab AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Oberweis International Opportunities Fund | Institutional Class [Member] | Intermediate Capital Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Oberweis International Opportunities Fund | Institutional Class [Member] | Kongsberg Gruppen ASA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Oberweis International Opportunities Fund | Institutional Class [Member] | Santen Pharmaceutical Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Oberweis International Opportunities Fund | Institutional Class [Member] | Glanbia PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Oberweis International Opportunities Fund | Institutional Class [Member] | Marks and Spencer Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Oberweis International Opportunities Fund | Institutional Class [Member] | Accelleron Industries AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Oberweis International Opportunities Fund | Institutional Class [Member] | CTS Eventim AG & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Oberweis International Opportunities Fund | Institutional Class [Member] | Arcadis NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Oberweis International Opportunities Fund | Institutional Class [Member] | Daiwa Securities Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Oberweis International Opportunities Fund | Institutional Class [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Oberweis International Opportunities Fund | Institutional Class [Member] | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Oberweis International Opportunities Fund | Institutional Class [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Oberweis International Opportunities Fund | Institutional Class [Member] | Trading Co. & Distribution [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Oberweis International Opportunities Fund | Institutional Class [Member] | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Oberweis International Opportunities Fund | Institutional Class [Member] | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Oberweis International Opportunities Fund | Institutional Class [Member] | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Oberweis International Opportunities Fund | Institutional Class [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Oberweis International Opportunities Fund | Institutional Class [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Oberweis International Opportunities Fund | Institutional Class [Member] | Information Technology Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Oberweis International Opportunities Fund | Institutional Class [Member] | Equities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
Oberweis International Opportunities Fund | Institutional Class [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Oberweis International Opportunities Fund | Institutional Class [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Novo Nordisk A/S [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Dollarama, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Hitachi Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Oberweis Focused International Growth Fund | Institutional Class [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Cadence Design Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Oberweis Focused International Growth Fund | Institutional Class [Member] | UniCredit SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Publicis Groupe SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Rolls-Royce Hldgs. PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Oberweis Focused International Growth Fund | Institutional Class [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Rheinmetall AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Equities [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.80%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%